Reconciliation of movements of liabilities to cash flows arising from financing activities	12 Months Ended
Dec. 31, 2022
Reconciliation of movements of liabilities to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

19. Reconciliation of movements of liabilities to cash flows arising from financing activities

Only financial liabilities are presented in the below table which have cash and non-cash movement, other liabilities are not presented.

	Liabilities
(€ in thousands)	Other loans and borrowings	Lease liabilities
Balance at January 1, 2022	24,078	3,210

Changes from financing cash flows

Proceeds from loans and borrowings	--	--
Repayment of borrowings	(19,667)	--
Payment of lease liabilities	--	(637)
Total changes from financing cash flows	(19,667)	(637)

Other changes
Liability-related
Acquisitions	25	17,354
Remeasurements	--	(305)
Terminations	--	--
Adjustment	(5)	--
Foreign currency effects	--	102
Interest expense	2,830	311
Interest paid	(7,107)	(300)
Total liability-related other changes	(4,257)	17,162

Total equity-related other changes	—	—

Balance at December 31, 2022	154	19,734

	Liabilities
(€ in thousands)	Other loans and borrowings	Lease liabilities
Balance at January 1, 2021	23,152	3,124

Changes from financing cash flows

Proceeds from loans and borrowings	--	—
Repayment of borrowings	(1,004)	—
Payment of lease liabilities	—	(334)
Total changes from financing cash flows	(1,004)	(334)

Other changes
Liability-related
New leases	—	133
Remeasurements	—	(6)
Terminations	—	(9)
Adjustment	(70)	—
Foreign currency effects	—	256
Interest expense	2,150	149
Interest paid	(150)	(103)
Total liability-related other changes	1,930	420

Total equity-related other changes	—	—

Balance at December 31, 2021	24,078	3,210